Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of originator	Total Assets in ABS by Originator (Data presented is as of the securitization date)			Assets That Were Subject of Demand (Data presented is as of the end of the reporting period: 12/31/2011) (1)
			#	$	% of principal balance	#	$	% of principal balance
RESIDENTIAL MORTGAGE-BACKED SECURITIES
Morgan Stanley ABS Capital I Inc. IXIS MOR CAP TR 2005-HE3 CIK#: 0001337472	X	Accredited	139	22,595,643.64	2.942	0	0.00	0.000
		All State	11	2,499,375.67	0.325	0	0.00	0.000
		Chapel West	509	108,676,440.11	14.151	3	0.00	0.000
		Encore	73	14,799,097.36	1.927	0	0.00	0.000
		First Banc	343	55,968,573.52	7.288	0	0.00	0.000
		First Horizon	296	43,531,999.54	5.668	0	0.00	0.000
		First NLC	499	85,408,847.11	11.121	0	0.00	0.000
		Flex Point	83	17,870,423.70	2.327	0	0.00	0.000
		Home Owners	859	91,564,526.33	11.923	0	0.00	0.000
		Impac	50	11,822,818.91	1.539	0	0.00	0.000
		Lenders Direct	230	33,956,694.78	4.422	0	0.00	0.000
		Lime Financial	285	67,620,407.69	8.805	0	0.00	0.000
		Master Financial	149	28,086,079.21	3.657	0	0.00	0.000
		New Century	633	125,920,126.62	16.397	0	0.00	0.000
		Platinum Capital	43	9,555,291.88	1.244	0	0.00	0.000
		Resmae	130	21,877,767.06	2.849	0	0.00	0.000
		Rose Mortgage	108	26,211,517	3.413	0	0.00	0.000
Total by Issuing Entity			4440	767,965,629.91	100	3	0.00	0.000
Morgan Stanley ABS Capital I Inc. IXIS MOR CAP TR 2005-HE4 CIK#: 0001344952	X	Accredited	33	6,138,952.10	0.724	0	0.00	0.000
		All State	20	4,785,551.95	0.564	0	0.00	0.000
		Chapel West	220	43,547,527.10	5.134	2	0.00	0.000
		Encore	347	72,882,017.39	8.592	0	0.00	0.000
		First Banc	221	39,632,394.19	4.672	1	0.00	0.000
		First Horizon	1,066	151,363,435.34	17.844	0	0.00	0.000
		First NLC	473	100,193,383.40	11.812	1	0.00	0.000
		Flex Point	37	7,415,439.65	0.874	0	0.00	0.000
		Fremont	719	142,574,077.75	16.808	1	0.00	0.000
		Home Owners	269	26,428,274.57	3.116	0	0.00	0.000
		Impac	20	4,179,164.81	0.493	0	0.00	0.000
		Lenders Direct	391	72,446,702.21	8.541	2	471848.06	0.395
		Lime Financial	216	42,881,826.68	5.055	1	98,469.21	0.082
		Master Financial	77	11,313,444.47	1.334	0	0.00	0.000
		New Century	118	26,332,908.97	3.104	0	0.00	0.000
		Platinum Capital	14	3,155,519.08	0.372	0	0.00	0.000
		Resmae	2	299,423.55	0.035	0	0.00	0.000
		Rose Mortgage	357	83,635,761.35	9.86	0	0.00	0.000
		Town and Country	38	9,036,229.81	1.065	0	0.00	0.000
Total by Issuing Entity			4638	848,242,034.37	100	8	98,469.21	0.478
Morgan Stanley IXIS Real Estate Capital Trust 2006-1 CIK#: 0001365336	X	Accredited	160	32,941,585.80	6.647	1	0.00	0.000
		Chapel West	72	17,914,036.98	3.615	0	0.00	0.000
		Encore	83	20,640,069.36	4.165	0	0.00	0.000
		First Banc	134	23,138,432.74	4.669	0	0.00	0.000
		First Horizon	8	978,696.55	0.197	0	0.00	0.000
		First NLC	574	111,749,686.13	22.549	1	0.00	0.000
		Flex Point	30	6,495,849.90	1.311	0	0.00	0.000
		Fremont	10	1,447,089.62	0.292	0	0.00	0.000
		Funding America	166	25,256,747.71	5.096	0	0.00	0.000
		Lenders Direct	180	38,221,674.96	7.712	1	0.00	0.000
		Lime Financial	44	8,876,524.27	1.791	2	20,828.18	0.007
		Mandalay	6	1,710,934.44	0.345	0	0.00	0.000
		Master Financial	418	117,267,729.41	23.662	1	256,036.23	0.086
		New Century	201	33,828,786.53	6.826	0	0.00	0.000
		Quick Loan	148	39,485,808.69	7.967	0	0.00	0.000
		Rose Mortgage	70	15,637,135.86	3.155	0	0.00	0.000
Total by Issuing Entity			2304	495,590,788.95	100	6	276,864.41	0.093
Morgan Stanley ABS Capital I Inc. IXIS Real Estate Capital Trust 2006-HE3 CIK#: 0001373780	X	Accredited	686	145,221,413.00	14.041	3	335,912.48	0.120
		Chapel West	51	10,835,335.94	1.048	0	0.00	0.000
		Encore	351	89,955,757.86	8.697	2	393,180.44	0.140
		First Banc	78	13,772,072.82	1.332	0	0.00	0.000
		First Horizon	205	32,325,906.84	3.125	0	0.00	0.000
		First NLC	2,055	356,151,804.04	34.435	11	542,042.62	0.194
		Flex Point	34	7,852,173.64	0.759	0	0.00	0.000
		Funding America	79	11,443,305.74	1.106	0	0.00	0.000
		Lenders Direct	110	21,543,996.75	2.083	1	152,330.55	0.054
		Lime Financial	53	10,678,503.50	1.032	0	0.00	0.000
		Mandalay	39	6,443,286.31	0.623	0	0.00	0.000
		Master Financial	357	91,767,787.00	8.873	1	225,435.73	0.081
		Maxim	48	8,289,507.98	0.801	0	0.00	0.000
		New Century	695	157,326,225.64	15.211	1	0.00	0.000
		Quick Loan	29	7,049,788.91	0.682	0	0.00	0.000
		Rose Mortgage	247	63,630,184.66	6.152	1	244,563.58	0.087
Total by Issuing Entity			5117	1,034,287,050.63	100	20	1,893,465.40	0.676
Morgan Stanley ABS Capital I, Inc. IXIS Real Estate Capital Trust 2006-HE1 CIK#: 0001351047	X	All State	50	10,689,664.93	1.152	0	0.00	0.000
		Chapel West	633	136,940,380.44	14.753	1	0.00	0.000
		Encore	435	107,848,780.55	11.619	1	0.00	0.000
		First Banc	193	35,927,273.06	3.871	1	149,044.03	0.096
		First Horizon	268	39,400,986.75	4.245	0	0.00	0.000
		First NLC	975	197,728,381.72	21.302	2	49,082.67	0.032
		Flex Point	105	25,245,444.24	2.72	0	0.00	0.000
		Fremont	111	18,337,463.32	1.976	0	0.00	0.000
		Home Owners	30	3,699,137.47	0.399	0	0.00	0.000
		Lenders Direct	602	122,774,501.19	13.227	3	0.00	0.000
		Lime Financial	57	10,918,662.74	1.176	0	0.00	0.000
		Mandalay	145	38,306,269.05	4.127	1	204,739.34	0.132
		Master Financial	400	67,895,631.86	7.315	0	0.00	0.000
		New Century	45	9,402,300.33	1.013	0	0.00	0.000
		Platinum Capital	2	159,173.95	0.017	0	0.00	0.000
		Rose Mortgage	240	53,633,958.26	5.778	1	314,772.62	0.203
		Town and Country	213	49,293,871.43	5.311	0	0.00	0.000
Total by Issuing Entity			4504	928,201,881.29	100	10	717,638.66	0.462
MORGAN STANLEY IXIS REAL ESTATE CAPITAL TRUST 2006-2 CIK #: 0001380001	X	Accredited	126	29,036,316.10	5.175	2	167,603.00	0.037
		Encore	148	34,899,335.65	6.219	0	0.00	0.000
		First Banc	23	2,755,638.87	0.491	0	0.00	0.000
		First Horizon	53	7,383,026.04	1.316	0	0.00	0.000
		First NLC	531	90,326,832.86	16.097	2	0.00	0.000
		Flex Point	4	1,051,089.74	0.187	0	0.00	0.000
		Funding America	67	10,922,446.52	1.947	1	109,497.70	0.024
		Lenders	76	16,362,259.13	2.916	0	0.00	0.000
		Lime Financial	17	3,391,112.93	0.604	0	0.00	0.000
		Mandalay	17	3,763,159.05	0.671	0	0.00	0.000
		Master Financial	1,187	305,496,343.99	54.443	7	1,315,776.12	0.294
		Maxim	23	3,263,818.65	0.582	0	0.00	0.000
		New Century	141	34,862,792.08	6.213	0	0.00	0.000
		Quick Loan	8	1,845,014.26	0.329	0	0.00	0.000
		Rose Mortgage	73	15,771,050.10	2.811	0	0.00	0.000
Total by Issuing Entity			1911	561,130,235.97	100	12	1,592,876.82	0.356
Morgan Stanley ABS Capital I Inc. IXIS Real Estate Capital Trust 2007-HE1 CIK#: 0001385274	X	Accredited	114	19,401,620.17	2.44	0	0.00	0.000
		CIT	49	8,426,997.09	1.06	0	0.00	0.000
		First Banc	18	2,756,048.89	0.347	0	0.00	0.000
		First Horizon	53	8,287,714.15	1.042	0	0.00	0.000
		First NLC	1,695	291,122,499.96	36.607	5	371,462.12	0.150
		Flex Point	17	4,068,146.76	0.512	0	0.00	0.000
		Funding America	278	52,475,832.08	6.598	0	0.00	0.000
		Lenders Direct	337	71,967,652.13	9.049	1	0.00	0.000
		Lime Financial	22	3,787,609.59	0.476	0	0.00	0.000
		Mandalay	14	3,358,474.05	0.422	0	0.00	0.000
		Master Financial	602	154,598,538.53	19.44	2	364,548.64	0.147
		Maxim	111	22,094,990.74	2.778	0	0.00	0.000
		New Century	188	43,748,636.35	5.501	1	161,961.97	0.065
		Platinum Capital	24	5,165,172.55	0.649	0	0.00	0.000
		Quick Loan	19	3,868,497.62	0.486	0	0.00	0.000
		Rose Mortgage	317	75,855,859.27	9.538	0	0.00	0.000
		Sebring Capital	170	24,285,174.89	3.054	0	0.00	0.000
Total by Issuing Entity			4,028	795,269,464.82	100	9	897,972.73	0.363
Natixis Real Estate Capital Trust 2007-HE2 CIK#: 0001396344	X	Accredited	52	6,012,740.38	0.657	0	0.00	0.000
		CIT	178	33,704,512.04	3.683	0	0.00	0.000
		First Horizon	288	49,316,184.49	5.388	0	0.00	0.000
		First NLC	1,477	260,278,344.34	28.438	4	772,720.71	0.252
		Flex Point	21	4,820,037.74	0.527	0	0.00	0.000
		Funding America	53	7,752,437.04	0.847	0	0.00	0.000
		Lenders Direct	192	41,684,439.78	4.554	0	0.00	0.000
		Lime Financial	7	1,299,619.31	0.142	0	0.00	0.000
		Mandalay	4	403,270.81	0.044	0	0.00	0.000
		Master Financial	1,788	473,849,858.06	51.772	4	413,540.64	0.135
		Maxim	38	9,320,722.42	1.018	0	0.00	0.000
		New Century	15	2,633,973.45	0.288	0	0.00	0.000
		Platinum Capital	7	1,789,448.04	0.196	0	0.00	0.000
		Rose Mortgage	84	22,393,668.53	2.447	0	0.00	0.000
Total by Issuing Entity	4204	915,259,256.43	100	8	1,186,261.35	0.387

Name of Issuing Entity	Assets Pending Repurchase or Replacement (within cure period) (Data presented is as of the end of the reporting period: 12/31/2011) (1)			Demand in Dispute (Data presented is as of the end of the reporting period: 12/31/2011) (1)
	#	$	% of principal balance	#	$	% of principal balance
RESIDENTIAL MORTGAGE-BACKED SECURITIES
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
Morgan Stanley ABS Capital I Inc. IXIS MOR CAP TR 2005-HE3	0	0.00	0.000	0	0.00	0.000
CIK#: 0001337472	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
Total by Issuing Entity	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
Morgan Stanley ABS Capital I Inc. IXIS MOR CAP TR 2005-HE4	0	0.00	0.000	0	0.00	0.000
CIK#: 0001344952	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
Total by Issuing Entity	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
Morgan Stanley IXIS Real Estate Capital Trust 2006-1	0	0.00	0.000	0	0.00	0.000
CIK#: 0001365336	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
Total by Issuing Entity	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
Morgan Stanley ABS Capital I Inc. IXIS Real Estate Capital Trust 2006-HE3	0	0.00	0.000	0	0.00	0.000
CIK#: 0001373780	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
Total by Issuing Entity	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
Morgan Stanley ABS Capital I, Inc. IXIS Real Estate Capital Trust 2006-HE1	0	0.00	0.000	0	0.00	0.000
CIK#: 0001351047	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
Total by Issuing Entity	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
MORGAN STANLEY IXIS REAL ESTATE CAPITAL TRUST 2006-2	0	0.00	0.000	0	0.00	0.000
CIK #: 0001380001	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
Total by Issuing Entity	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
Morgan Stanley ABS Capital I Inc. IXIS Real Estate Capital Trust 2007-HE1	0	0.00	0.000	0	0.00	0.000
CIK#: 0001385274	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
Total by Issuing Entity	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
Natixis Real Estate Capital Trust 2007-HE2	0	0.00	0.000	0	0.00	0.000
CIK#: 0001396344	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
Total by Issuing Entity	0	0.00	0.000	0	0.00	0.000

Name of Issuing Entity	Demand Withdrawn (Data presented is as of the end of the reporting period: 12/31/2011) (1)			Demands Rejected (Data presented is as of the end of the reporting period: 12/31/2011) (1)			Notes
	#	$	% of principal balance	#	$	% of principal balance
RESIDENTIAL MORTGAGE-BACKED SECURITIES
Morgan Stanley ABS Capital I Inc. IXIS MOR CAP TR 2005-HE3 CIK#: 0001337472	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	3	0.00	0.000	(2)
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
Total by Issuing Entity	0	0.00	0.000	3	0.00	0.000	(3)
Morgan Stanley ABS Capital I Inc. IXIS MOR CAP TR 2005-HE4 CIK#: 0001344952	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	2	0.00	0.000	(4)
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	1	0.00	0.000	(5)
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	1	0.00	0.000	(6)
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	1	0.00	0.000	(7)
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	2	471848.06	0.395	(8)
	0	0.00	0.000	1	98,469.21	0.082	(9)
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
Total by Issuing Entity	0	0.00	0.000	8	98,469.21	0.478	(10)
Morgan Stanley IXIS Real Estate Capital Trust 2006-1 CIK#: 0001365336	0	0.00	0.000	1	0.00	0.000	(11)
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	1	0.00	0.000	(12)
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	1	0.00	0.000	(13)
	0	0.00	0.000	2	20,828.18	0.007	(14)
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	1	256,036.23	0.086	(15)
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
Total by Issuing Entity	0	0.00	0.000	6	276,864.41	0.093	(16)
Morgan Stanley ABS Capital I Inc. IXIS Real Estate Capital Trust 2006-HE3 CIK#: 0001373780	0	0.00	0.000	3	335,912.48	0.120	(17)
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	2	393,180.44	0.140	(18)
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	11	542,042.62	0.194	(19)
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	1	152,330.55	0.054	(20)
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	1	225,435.73	0.081	(21)
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	1	0.00	0.000	(22)
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	1	244,563.58	0.087	(23)
Total by Issuing Entity	0	0.00	0.000	20	1,893,465.40	0.676	(24)
Morgan Stanley ABS Capital I, Inc. IXIS Real Estate Capital Trust 2006-HE1 CIK#: 0001351047	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	1	0.00	0.000	(25)
	0	0.00	0.000	1	0.00	0.000	(26)
	0	0.00	0.000	1	149,044.03	0.096	(27)
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	2	49,082.67	0.032	(28)
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	3	0.00	0.000	(29)
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	1	204,739.34	0.132	(30)
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	1	314,772.62	0.203	(31)
	0	0.00	0.000	0	0.00	0.000
Total by Issuing Entity	0	0.00	0.000	10	717,638.66	0.462	(32)
MORGAN STANLEY IXIS REAL ESTATE CAPITAL TRUST 2006-2 CIK #: 0001380001	0	0.00	0.000	2	167,603.00	0.037	(33)
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	2	0.00	0.000	(34)
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	1	109,497.70	0.024	(35)
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	7	1,315,776.12	0.294	(36)
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
Total by Issuing Entity	0	0.00	0.000	12	1,592,876.82	0.356	(37)
Morgan Stanley ABS Capital I Inc. IXIS Real Estate Capital Trust 2007-HE1 CIK#: 0001385274	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	5	371,462.12	0.150	(38)
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	1	0.00	0.000	(39)
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	2	364,548.64	0.147	(40)
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	1	161,961.97	0.065	(41)
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
Total by Issuing Entity	0	0.00	0.000	9	897,972.73	0.363	(42)
Natixis Real Estate Capital Trust 2007-HE2 CIK#: 0001396344	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	4	772,720.71	0.252	(43)
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	4	413,540.64	0.135	(44)
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
	0	0.00	0.000	0	0.00	0.000
Total by Issuing Entity	0	0.00	0.000	8	1,186,261.35	0.387	(45)

(1) For the columns in which the data is presented as of December 31, 2011, the outstanding principal balance of any loan that was liquidated prior to such date was treated as $0.00.

(2) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $651,159.21 and 0.085%, respectively.

(3) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $651,159.21 and 0.085%, respectively.

(4) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $418,356.72 and 0.049%, respectively.

(5) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $99,885.79 and 0.012%, respectively.

(6) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $500,000.00 and 0.059%, respectively.

(7) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $407,820.00 and 0.048%, respectively.

(8) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $945,838.30 and 0.112%, respectively.

(9) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $101,600.00 and 0.012%, respectively.

(10) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $2,473,500.81 and 0.292%, respectively.

(11) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $215,919.99 and 0.044%, respectively.

(12) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $167,966.09 and 0.034%, respectively.

(13) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $69,000.00 and 0.014%, respectively.

(14) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $94,936.31 and 0.019%, respectively.

(15) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $262,206.12 and 0.053%, respectively.

(16) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $810,028.51 and 0.163%, respectively.

(17) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $883,939.56 and 0.085%, respectively.

(18) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $431,089.11 and 0.042%, respectively.

(19) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $1,778,005.09 and 0.172%, respectively.

(20) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $276,000.00 and 0.027%, respectively.

(21) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $244,101.06 and 0.024%, respectively.

(22) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $344,440.00 and 0.033%, respectively.

(23) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $265,795.90 and 0.026%, respectively.

(24) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $4,213,370.16 and 0.408%, respectively.

(25) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $382,374.84 and 0.041%, respectively.

(26) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $228,000.00 and 0.025%, respectively.

(27) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $399,932.80 and 0.043%, respectively.

(28) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $226,439.48 and 0.024%, respectively.

(29) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $753,294.04 and 0.081%, respectively.

(30) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $320,000.00 and 0.034%, respectively.

(31) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $580,000.00 and0.062%, respectively.

(32) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $2,890,041.16 and 0.311%, respectively.

(33) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $417,019.74 and 0.074%, respectively.

(34) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $602,235.45 and 0.107%, respectively.

(35) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $130,941.93 and 0.023%, respectively.

(36) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $1,771,407.14 and 0.316%, respectively.

(37) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $2,921,604.26 and 0.521%, respectively.

(38) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $1,147,622.01 and 0.144%, respectively.

(39) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $82,972.04 and 0.010%, respectively.

(40) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $601,000.00 and 0.076%, respectively.

(41) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $171,659.43 and 0.022%, respectively.

(42) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $2,003,253.48 and 0.252%, respectively.

(43) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $925,255.79 and 0.101%, respectively.

(44) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $565,407.42 and 0.062%, respectively.

(45) If calculated based on securitization date balances, the outstanding principal balance and percentage of principal balance for the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” would be $1,490,663.21 and 0.163%, respectively.